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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-02851
                                      ------------------------------------------

                           Van Kampen High Yield Fund
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               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                              10036
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     (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    8/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02851
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen High Yield Fund









========================== VAN KAMPEN HIGH YIELD FUND ==========================


NEON COMMUNICATIONS GROUP INC

Ticker:       GBIXQ          Security ID:  64050T101
Meeting Date: NOV 6, 2007    Meeting Type: Special
Record Date:  SEP 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management
3     Other Business                            For       Against    Management


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VIATEL HOLDING (BERMUDA) LIMITED

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: DEC 5, 2007    Meeting Type: Annual
Record Date:  NOV 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE AUDITORS REPORT AND FINANCIAL         For       For        Management
      STATEMENTS FOR THE YEAR ENDED 31 DECEMBER
      2006 BE AND ARE HEREBY RECEIVED.
2     Ratify Auditors                           For       For        Management
3     THE BOARD OF DIRECTORS BE AND ARE HEREBY  For       For        Management
      AUTHORISED TO DETERMINE THE REMUNERATION
      OF THE AUDITORS TO THE COMPANY.
4     DENNIS BELCHER BE HEREBY ELECTED AS       For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED.
5     DIDIER DELEPINE BE HEREBY ELECTED AS      For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED.
6     THOMAS DOSTER BE HEREBY ELECTED AS        For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED.
7     LESLIE GOODMAN BE HEREBY ELECTED AS       For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED.
8     KEVIN POWER BE HEREBY ELECTED AS DIRECTOR For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HIS SUCCESSOR IS APPOINTED.
9     LUCY WOODS BE HEREBY ELECTED AS DIRECTOR  For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HIS SUCCESSOR IS APPOINTED.


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VIATEL HOLDING (BERMUDA) LIMITED

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: FEB 20, 2008   Meeting Type: Special
Record Date:  JAN 25, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVE 1: 300 REVERSE STOCK SPLIT        For       For        Management
2     THAT THE BYE-LAWS OF THE COMPANY SHALL BE For       For        Management
      AND ARE HEREBY AMENDED IN THE MANNER SET
      OUT UNDER THE HEADING  RESTRICTIONS ON
      TRANSFER  IN THE SCHEDULE TO THE NOTICE
      OF SPECIAL GENERAL MEETING.
3     THAT THE BYE-LAWS OF THE COMPANY SHALL BE For       For        Management
      AND ARE HEREBY AMENDED IN THE MANNER SET
      OUT UNDER THE HEADING  ELECTRONIC
      DELIVERY OF DOCUMENTS  IN THE SCHEDULE TO
      THE NOTICE OF SPECIAL GENERAL MEETING.


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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 24, 2008   Meeting Type: Annual
Record Date:  APR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       Withhold   Management
1.2   Elect Director Carl J. Grivner            For       For        Management
1.3   Elect Director Peter K. Shea              For       For        Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       For        Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       Withhold   Management

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen High Yield Fund
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By  (Signature and Title)*                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                            Office of the Funds
                            ----------------------------------------------------



Date   August 28, 2008
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*Print the name and title of each signing officer under his or her signature.